Transactions with directors and key management (Details)	Dec. 31, 2017 GBP (£) director	Dec. 31, 2016 GBP (£)
Transactions with directors and key management
Loans and advances to customers	£ 349,919,000,000	£ 351,950,000,000
Customer accounts	398,036,000,000	380,968,000,000
key management personnel
Transactions with directors and key management
Loans to directors	£ 24,376
Number of directors with outstanding loans | director	6
Loans and advances to customers	£ 3,942,000	4,127,000
Customer accounts	£ 23,619,000	£ 17,045,000